DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues	¥ 952,968,658				¥ 622,107,137
Cost of revenues	(407,369,723)				(283,766,608)
Gross Profit	545,598,935				338,340,529
Operating expenses
Selling and marketing					0
General and administrative	(276,685,730)				(126,468,315)
Total operating expenses	(276,685,730)				(126,468,315)
Income from operations	268,913,205				211,872,214
Interest expenses, net	(215,226,564)				(74,923,604)
Exchange loss	(25,441,221)				(31,214,031)
Change in fair value of forward contracts	4,455,731
Other income/(expenses), net	37,675				(16,018,551)
Subsidy income	141,496				1,704,445
Equity income in affiliated companies	15,265,937				13,669,111
Gain on disposal of discontinued operations	1,007,884,060	¥ 0	$ 0	¥ 1,007,884,060	0
Income from discontinued operations before income taxes	1,056,030,319			48,146,259	105,089,584
Income tax expense, net	(54,466,059)			¥ (54,466,059)	(11,329,810)
Income from discontinued operations, net of tax	¥ 1,001,564,260				¥ 93,759,774